Trade And Other Receivables - Additional Information (Detail) - EUR (€)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Notional amount	€ 28,664,736	€ 6,100,000
Borrowings, maturity	Q4 2021
Fixed term deposit maturity		May 2021
Loans receivable fair value at initial recognition		€ 27,400,000
Trade and other receivables	€ 25,594,000	51,424,000	€ 8,509,000
Current trade and other receivables	57,009,838	10,786,000
Tax receivable	15,360,000	21,298,000
VAT receivable	8,277,000	5,260,000
Unwinding of Interest	€ 9,661,000
Interest free 12-month loans [member]
Statement [line items]
Notional amount		€ 38,257,000
Borrowings, maturity		12-month
10-year 1.12% [member]
Statement [line items]
Notional amount		€ 2,451,000
Borrowings, maturity		10-year
Borrowings, interest rate		1.12%
10-year 1.50% [member]
Statement [line items]
Notional amount		€ 1,402,000
Borrowings, maturity		10-year
Borrowings, interest rate		1.50%
Interest free 10-year loans [member]
Statement [line items]
Notional amount		€ 476,000
Borrowings, maturity		10-year
Bottom of range [member]
Statement [line items]
Lease expire duration		2 years
Top of range [member]
Statement [line items]
Lease expire duration		15 years